INCOME TAXES - Schedule of Income Tax Paid (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Line Items]
Total income tax paid (net of refund)	$ 796	$ 854	$ 963
United States
Income Tax Disclosure [Line Items]
Total income tax paid (net of refund)	0
Other Jurisdictions
Income Tax Disclosure [Line Items]
Total income tax paid (net of refund)	0
India | Foreign
Income Tax Disclosure [Line Items]
Total income tax paid (net of refund)	521
Japan | Foreign
Income Tax Disclosure [Line Items]
Total income tax paid (net of refund)	$ 275